Share-Based Compensation (Compensation Expense Included In Salaries And Employee Benefits Expense Related To Restricted Stock Grants) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense related to restricted stock	$ 7,582	$ 6,784	$ 6,187